Parametric
International Equity Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value
Australia — 8.5%
Ampol Ltd.	10,967	$ 277,691
ANZ Group Holdings Ltd.	9,950	264,287
APA Group	12,700	94,872
Arena REIT	36,931	88,505
Atlas Arteria Ltd.(1)	38,600	133,757
AUB Group Ltd.	1,600	29,798
Aurizon Holdings Ltd.	32,800	99,089
Bank of Queensland Ltd.(1)	7,900	38,351
Bendigo & Adelaide Bank Ltd.	13,491	104,287
BHP Group Ltd.	17,544	694,380
Brambles Ltd.	16,976	277,879
BWP Property Group Ltd.(1)	38,094	107,835
Capricorn Metals Ltd.	8,400	69,647
Catapult Sports Ltd.(1)(2)	43,100	102,891
Centuria Industrial REIT(1)	35,600	77,201
Challenger Ltd.	16,048	99,885
Charter Hall Long Wale REIT	35,381	89,853
Charter Hall Retail REIT	26,800	76,042
Cleanaway Waste Management Ltd.(1)	46,800	75,081
Codan Ltd.	5,550	168,187
Coles Group Ltd.	38,759	617,741
Collins Foods Ltd.	15,600	92,539
Commonwealth Bank of Australia	4,057	511,006
CSL Ltd.	11,095	1,001,441
Data#3 Ltd.(1)	14,800	87,023
Dexus(1)	27,000	121,801
Dicker Data Ltd.	14,300	91,950
Domino's Pizza Enterprises Ltd.(1)	3,600	43,172
Downer EDI Ltd.	21,138	113,583
Eagers Automotive Ltd.(1)	5,000	87,279
EBOS Group Ltd.	2,964	37,324
Emerald Resources NL(2)	13,900	58,663
Evolution Mining Ltd.	14,331	126,702
GPT Group	41,100	141,748
Hansen Technologies Ltd.(1)	26,312	95,684
Harvey Norman Holdings Ltd.(1)	16,800	54,909
HomeCo Daily Needs REIT(3)	112,600	103,566
IPH Ltd.(1)	47,300	124,326
IRESS Ltd.(1)	21,384	105,271
JB Hi-Fi Ltd.	2,200	122,863
Lottery Corp. Ltd.(1)	58,716	235,046
Macquarie Technology Group Ltd.(1)(2)	2,491	126,259
McMillan Shakespeare Ltd.(1)	10,800	123,502
Medibank Pvt Ltd.	32,900	111,871
Security	Shares	Value
Australia (continued)
Mirvac Group	84,900	$ 104,889
New Hope Corp. Ltd.(1)	64,900	257,287
NEXTDC Ltd.(1)(2)	30,764	319,329
Northern Star Resources Ltd.	9,492	145,496
oOh!media Ltd.(1)	222,600	187,951
Orica Ltd.	4,169	63,588
Origin Energy Ltd.	103,800	907,638
Perseus Mining Ltd.	24,300	97,387
QBE Insurance Group Ltd.	7,600	123,104
Ramelius Resources Ltd.	20,000	49,639
REA Group Ltd.(1)	3,000	371,415
Region Group	58,752	98,247
Rio Tinto Ltd.(1)	1,800	220,481
Scentre Group	68,961	185,311
Sigma Healthcare Ltd.(1)	252,900	511,286
SmartGroup Corp. Ltd.(1)	22,100	144,137
Steadfast Group Ltd.	26,700	82,125
Stockland	38,700	113,495
Suncorp Group Ltd.	7,364	91,640
Super Retail Group Ltd.	6,300	54,171
Supply Network Ltd.(1)	2,100	48,400
Technology One Ltd.(1)	13,088	269,685
Telstra Group Ltd.	172,973	664,307
TPG Telecom Ltd.	67,863	205,257
Transurban Group	42,429	430,008
Ventia Services Group Pty. Ltd.	31,525	121,361
Vicinity Ltd.	63,000	114,564
Washington H Soul Pattinson & Co. Ltd.(1)	4,566	139,235
Waypoint REIT Ltd.(1)	45,830	81,786
Wesfarmers Ltd.	15,815	840,130
WiseTech Global Ltd.(1)	6,961	219,240
Woodside Energy Group Ltd.(1)	41,761	998,407
Woolworths Group Ltd.	35,196	873,934
Yancoal Australia Ltd.(1)	37,369	205,615
		$ 16,645,332
Austria — 1.1%
ANDRITZ AG	2,227	$ 189,230
AT&S Austria Technologie & Systemtechnik AG(2)	2,365	261,980
BAJAJ Mobility AG(2)	2,000	40,409
CA Immobilien Anlagen AG	3,971	127,247
Erste Group Bank AG	2,091	231,047
Kontron AG	4,749	119,072
Mayr Melnhof Karton AG	800	75,105
Oesterreichische Post AG	1,100	41,408
OMV AG	3,708	261,748

Parametric
International Equity Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Austria (continued)
Strabag SE	594	$ 62,687
Telekom Austria AG	3,904	44,380
UNIQA Insurance Group AG	2,694	51,692
Verbund AG	3,496	263,784
Vienna Insurance Group AG Wiener Versicherung Gruppe	758	57,074
voestalpine AG	4,171	215,653
		$ 2,042,516
Belgium — 2.1%
Ackermans & van Haaren NV	1,369	$ 451,514
Aedifica SA	1,808	152,417
Ageas SA	1,749	137,060
Anheuser-Busch InBev SA	6,475	489,261
Argenx SE(2)	576	451,715
Ascencio	1,023	59,902
Barco NV	4,470	50,033
Bekaert SA	2,291	113,132
bpost SA(2)	22,899	48,798
Care Property Invest NV	5,421	82,279
CMB Tech NV	5,901	80,557
Cofinimmo SA	1,161	114,509
Colruyt Group NV(1)	750	28,909
Deme Group NV(1)	229	52,257
D'ieteren Group(1)	1,111	229,578
Elia Group SA(1)(2)	2,816	467,007
EVS Broadcast Equipment SA	2,131	93,978
Gimv NV(1)	1,185	66,772
KBC Group NV	2,273	302,532
Proximus SADP	11,704	89,274
Retail Estates NV	583	46,481
Solvay SA(1)	3,971	129,668
Tessenderlo Group SA	3,169	79,508
Umicore SA(2)	9,144	184,940
Xior Student Housing NV(1)(2)(3)	2,293	74,334
		$ 4,076,415
China — 0.1%
BOC Aviation Ltd.(4)	9,700	$ 99,603
Chow Tai Fook Jewellery Group Ltd.(1)	90,800	124,472
		$ 224,075
Denmark — 4.3%
AP Moller - Maersk AS, Class A	43	$ 101,119
AP Moller - Maersk AS, Class B	48	113,963
Ascendis Pharma AS(2)	600	137,628
Better Collective AS(2)	6,019	92,898
Security	Shares	Value
Denmark (continued)
Carlsberg AS, Class B	7,028	$ 952,210
Coloplast AS, Class B	951	58,747
Danske Bank AS	16,312	838,575
Demant AS(2)	2,088	66,218
DSV AS	2,111	519,179
Genmab AS(2)	422	111,736
H Lundbeck AS	5,593	37,599
ISS AS	3,021	110,824
Jyske Bank AS	281	39,119
Matas AS	7,900	125,591
Netcompany Group AS(2)(4)	3,200	182,801
NKT AS(2)	415	61,301
Novo Nordisk AS, Class B	22,935	975,562
Novonesis (Novozymes), Class B	21,368	1,312,972
Orsted AS(2)(4)	34,461	921,607
Pandora AS	6,555	498,829
Per Aarsleff Holding AS	444	51,710
Ringkjoebing Landbobank AS	203	50,722
Royal Unibrew AS	4,133	276,408
TORM PLC, Class A	4,016	128,730
Tryg AS	13,728	329,864
Vestas Wind Systems AS	9,066	278,774
		$ 8,374,686
Finland — 2.2%
Amer Sports, Inc.(2)	3,600	$ 126,252
Elisa OYJ	7,395	359,160
Fortum OYJ	15,360	386,965
Harvia OYJ(3)	1,383	57,703
Kesko OYJ, Class B(1)	13,635	336,064
Kone OYJ, Class B	2,654	168,941
Lumo Kodit OYJ(1)	7,069	67,322
Neste OYJ	15,023	518,936
Nokia OYJ	48,221	612,723
Nokian Renkaat OYJ(1)	5,956	73,275
Nordea Bank Abp	17,279	323,931
Orion OYJ, Class B	4,976	402,003
Puuilo OYJ	4,107	62,615
Sampo OYJ, Class A	5,533	57,495
Tokmanni Group Corp.	6,544	58,427
UPM-Kymmene OYJ	12,810	383,824
Valmet OYJ(1)	2,043	53,345
Wartsila OYJ Abp	4,838	203,182
YIT OYJ(1)(2)	13,649	40,483
		$ 4,292,646

Parametric
International Equity Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
France — 8.4%
Air Liquide SA	6,923	$ 1,489,415
Airbus SE(1)	1,733	357,274
Altarea SCA	956	125,649
AXA SA(1)	9,614	463,446
BioMerieux	1,474	124,383
BNP Paribas SA	5,907	620,362
Bollore SE	21,096	133,212
Bouygues SA(1)	1,480	87,527
Bureau Veritas SA	2,494	76,424
Capgemini SE	4,572	556,030
Carmila SA(2)	8,071	161,203
Carrefour SA(1)	8,827	175,974
Cie Generale des Etablissements Michelin SCA	7,573	274,340
Coface SA	5,505	102,084
Credit Agricole SA	12,025	234,874
Danone SA	6,445	504,953
Dassault Aviation SA	152	53,154
Dassault Systemes SE	20,673	465,837
Edenred SE(1)	5,734	143,603
Eiffage SA	483	77,873
Engie SA(1)	47,498	1,565,654
Gecina SA	2,843	240,359
Getlink SE	2,842	63,661
Klepierre SA	8,207	332,516
La Francaise des Jeux SACA(1)(4)	5,570	151,321
Legrand SA	943	168,951
L'Oreal SA	2,139	921,244
LVMH Moet Hennessy Louis Vuitton SE	1,458	778,877
Mercialys SA(1)	11,752	172,122
Orange SA	75,370	1,569,380
Quadient SA(1)	6,024	82,376
Renault SA(1)	2,309	81,113
Robertet SA(1)	43	40,398
Safran SA	746	239,550
Sanofi SA(1)	13,596	1,272,265
Sodexo SA(1)	2,707	137,688
Sopra Steria Group	793	123,734
SPIE SA	1,045	60,634
Thales SA	473	129,951
TotalEnergies SE	16,544	1,538,154
Trigano SA	309	56,825
Vinci SA	1,463	221,238
Vusion(1)	656	93,570
Wendel SE(1)	830	82,248
		$ 16,351,446
Security	Shares	Value
Germany — 8.3%
Allianz SE	2,552	$ 1,165,581
BASF SE	14,578	934,983
Bayer AG	12,973	581,679
Bechtle AG	5,186	176,502
Beiersdorf AG	4,705	390,043
Brenntag SE	982	71,514
Continental AG(2)	2,222	168,123
Daimler Truck Holding AG	2,900	146,270
Dermapharm Holding SE	1,095	59,605
Deutsche Boerse AG	2,005	615,129
Deutsche Lufthansa AG	4,568	39,141
Deutsche Post AG	3,939	233,245
Deutsche Telekom AG	52,174	1,685,253
Dr. Ing. h.c. F. Porsche AG, PFC Shares(4)	3,042	147,722
Draegerwerk AG & Co. KGaA	730	77,144
E.ON SE	81,629	1,812,538
Evonik Industries AG	11,342	234,589
Fielmann Group AG	2,188	109,219
Fraport AG Frankfurt Airport Services Worldwide(2)	800	65,642
Fresenius Medical Care AG	4,390	198,641
Fresenius SE & Co. KGaA	5,617	272,029
Friedrich Vorwerk Group SE	399	34,226
FUCHS SE	3,086	118,287
FUCHS SE, PFC Shares	4,121	194,125
GEA Group AG	1,446	98,880
Henkel AG & Co. KGaA	5,484	377,935
HOCHTIEF AG	174	93,582
Hornbach Holding AG & Co. KGaA	1,129	107,339
HUGO BOSS AG	2,700	114,498
IONOS Group SE(2)	6,837	210,454
K&S AG	7,887	147,556
Knorr-Bremse AG	431	50,269
Mercedes-Benz Group AG	8,221	479,203
Merck KGaA	2,010	260,269
MTU Aero Engines AG	250	85,739
Nordex SE(2)	615	35,069
Ottobock SE & Co. KGaA(2)	1,177	80,579
Porsche Automobil Holding SE	3,854	140,232
Qiagen NV	4,567	155,787
Rheinmetall AG	135	215,299
SAP SE	7,922	1,330,049
Siemens AG	2,255	670,098
Suedzucker AG	10,425	151,645
Symrise AG	1,784	157,814
thyssenkrupp AG	7,853	93,459
Volkswagen AG	1,199	123,793

Parametric
International Equity Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Volkswagen AG, PFC Shares	3,256	$ 330,185
Vonovia SE	43,152	1,162,653
		$ 16,203,616
Hong Kong — 4.2%
AIA Group Ltd.	73,800	$ 810,233
ASMPT Ltd.	21,800	456,654
Bank of East Asia Ltd.	77,000	134,739
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	49,000	46,140
BOC Hong Kong Holdings Ltd.	48,500	278,981
Cafe de Coral Holdings Ltd.(1)	84,000	43,118
Cathay Pacific Airways Ltd.	50,000	74,318
Central New Energy Holding Group Ltd.(1)(2)	85,000	90,833
China Traditional Chinese Medicine Holdings Co. Ltd.	370,000	80,166
Chow Sang Sang Holdings International Ltd.	55,000	82,499
CK Hutchison Holdings Ltd.	41,000	342,358
CK Infrastructure Holdings Ltd.	8,000	67,349
CLP Holdings Ltd.	53,500	514,420
C-Mer Medical Holdings Ltd.(3)	274,000	43,021
CTF Services Ltd.	85,800	89,101
DFI Retail Group Holdings Ltd.	25,900	108,457
First Pacific Co. Ltd.	254,000	178,217
Galaxy Entertainment Group Ltd.	76,000	324,244
Henderson Land Development Co. Ltd.	20,000	79,054
HK Electric Investments & HK Electric Investments Ltd.(3)	218,000	177,811
HKT Trust & HKT Ltd.	297,000	481,779
Hongkong Land Holdings Ltd.	21,800	172,352
Jardine Matheson Holdings Ltd.	3,200	218,151
Jiaxin International Resources Investment Ltd.(1)(2)	8,400	88,932
Link REIT	35,000	176,235
Luk Fook Holdings International Ltd.	25,000	71,698
MGM China Holdings Ltd.(1)	52,000	78,060
MTR Corp. Ltd.(1)	16,500	70,507
PAX Global Technology Ltd.	137,000	68,330
PCCW Ltd.	420,001	324,617
Plover Bay Technologies Ltd.(3)	59,000	57,030
Power Assets Holdings Ltd.	46,500	384,279
Realord Group Holdings Ltd.(2)	28,000	40,025
Shangri-La Asia Ltd.	92,000	52,330
Sino Land Co. Ltd.	72,000	115,457
SJM Holdings Ltd.(1)(2)	279,000	73,700
Stella International Holdings Ltd.(1)	37,500	71,175
Sun Hung Kai Properties Ltd.	20,500	358,895
SUNeVision Holdings Ltd.(1)	95,000	74,782
Superb Summit International Group Ltd.(1)(2)(5)	230,000	0
SuperX AI Technology Ltd.(1)(2)	5,800	45,124
Security	Shares	Value
Hong Kong (continued)
Swire Pacific Ltd., Class A	11,000	$ 119,647
Swire Pacific Ltd., Class B	42,500	72,290
Swire Properties Ltd.	36,400	116,303
Tongguan Gold Group Ltd.	188,000	69,172
Vitasoy International Holdings Ltd.(1)	48,000	37,961
Vobile Group Ltd.(1)(2)(3)	156,000	62,809
VSTECS Holdings Ltd.	66,000	86,464
VTech Holdings Ltd.	11,100	85,482
Wharf Holdings Ltd.	46,000	152,298
Wynn Macau Ltd.	79,200	57,745
Yue Yuen Industrial Holdings Ltd.(1)	31,000	57,657
Zijin Gold International Co. Ltd.(2)	13,200	260,747
		$ 8,223,746
Ireland — 2.0%
AIB Group PLC	70,178	$ 808,910
Cairn Homes PLC	22,100	56,546
DCC PLC	10,374	781,920
Gambling.com Group Ltd.(1)(2)	4,400	16,940
GH Research PLC(2)	4,100	84,173
Glenveagh Properties PLC(2)(4)	145,221	360,356
ICON PLC(2)	5,775	683,356
Irish Residential Properties REIT PLC	87,565	110,219
Kenmare Resources PLC	9,500	29,947
Kerry Group PLC, Class A	9,928	841,381
Uniphar PLC	20,481	99,856
		$ 3,873,604
Israel — 2.2%
Airport City Ltd.(2)	2,335	$ 43,393
Amot Investments Ltd.	5,519	37,724
Aryt Industries Ltd.	5,321	75,753
AudioCodes Ltd.	6,300	58,338
Bank Hapoalim BM	4,658	124,974
Bank Leumi Le-Israel BM	5,558	140,699
Bezeq The Israeli Telecommunication Corp. Ltd.	157,941	429,666
Big Shopping Centers Ltd.	284	74,922
Cellebrite DI Ltd.(2)	2,500	32,500
Check Point Software Technologies Ltd.(2)	464	52,186
CyberArk Software Ltd.(2)	220	9,900
Danya Cebus Ltd.	1,271	65,589
Delek Group Ltd.	517	177,685
Delta Israel Brands Ltd.	841	33,857
El Al Israel Airlines	10,724	48,206
Elbit Systems Ltd.	265	220,466
Electra Consumer Products 1970 Ltd.	1,000	28,018

Parametric
International Equity Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Israel (continued)
Energix-Renewable Energies Ltd.	9,900	$ 73,523
Fattal Holdings 1998 Ltd.(2)	568	141,938
First International Bank of Israel Ltd.	600	50,184
Fox Wizel Ltd.	761	82,157
ICL Group Ltd.	46,062	246,647
Isrotel Ltd.(2)	600	31,215
M Yochananof & Sons Ltd.	315	36,492
Max Stock Ltd.	7,269	72,397
Meshek Energy Renewable Energies Ltd.(2)	9,400	40,873
Mivne Real Estate KD Ltd.	26,020	125,407
Next Vision Stabilized Systems Ltd.	666	76,497
NICE Ltd.(2)	387	39,558
Oil Refineries Ltd.	184,455	94,310
OPC Energy Ltd.(2)	3,833	160,403
OY Nofar Energy Ltd.(2)	1,700	107,124
Phoenix Financial Ltd.	1,107	66,607
Plus500 Ltd.	802	48,716
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	258	31,882
Reit 1 Ltd.	6,085	53,417
Retailors Ltd.(2)	2,500	30,446
Sella Capital Real Estate Ltd.	21,666	80,997
Shufersal Ltd.	8,534	127,340
Strauss Group Ltd.	2,478	107,348
Tamar Petroleum Ltd.(4)	6,064	63,105
Teva Pharmaceutical Industries Ltd. ADR(2)	12,800	448,896
Tower Semiconductor Ltd.(2)	573	119,408
Wix.com Ltd.(2)	400	29,876
		$ 4,240,639
Italy — 4.5%
ACEA SpA	1,727	$ 45,314
Ariston Holding NV	9,554	44,110
Arnoldo Mondadori Editore SpA(1)	53,736	129,984
Avio SpA(1)(3)	1,600	59,432
Banco BPM SpA(1)	8,446	123,067
Bio On SpA(1)(2)(5)	12,900	0
Buzzi SpA	4,605	252,141
Cairo Communication SpA(2)	25,569	75,119
Carel Industries SpA(4)	2,500	76,296
Cementir Holding NV(1)	3,062	54,779
Danieli & C Officine Meccaniche SpA	1,172	65,953
Danieli & C Officine Meccaniche SpA(1)	800	62,656
Davide Campari-Milano NV(1)	24,022	178,233
DiaSorin SpA(1)	2,400	163,740
Enav SpA(4)	10,864	63,597
Enel SpA	59,765	697,797
Security	Shares	Value
Italy (continued)
Eni SpA	39,850	$ 1,126,815
Ferrari NV	1,573	544,338
Fiera Milano SpA	10,600	92,593
Fincantieri SpA(2)	4,771	67,097
FinecoBank Banca Fineco SpA	6,712	166,630
Generali(1)	6,251	280,120
Infrastrutture Wireless Italiane SpA(1)(4)	31,956	271,061
Intesa Sanpaolo SpA	67,826	460,825
Italgas SpA	3,075	37,145
Italmobiliare SpA(1)	1,700	58,084
Leonardo SpA	5,522	344,825
Lottomatica Group SpA	6,949	204,313
Maire SpA	5,476	101,268
NewPrinces SpA(1)(2)	2,900	57,441
Pirelli & C SpA(4)	21,499	147,875
Poste Italiane SpA(4)	4,800	127,411
RAI Way SpA(4)	22,338	160,622
Recordati Industria Chimica e Farmaceutica SpA	5,265	307,411
Reply SpA	807	89,476
Ryanair Holdings PLC	11,264	295,535
Sesa SpA(1)	303	30,679
Snam SpA	21,057	166,043
STMicroelectronics NV	19,575	1,066,648
Technogym SpA(4)	3,620	85,287
Technoprobe SpA(2)	5,809	126,075
Terna - Rete Elettrica Nazionale	10,080	121,245
Unipol Assicurazioni SpA	4,200	109,740
Webuild SpA	18,700	55,583
		$ 8,794,403
Japan — 12.7%
Activia Properties, Inc.	105	$ 94,428
ADEKA Corp.	3,900	97,678
Advance Residence Investment Corp.	90	93,035
Aeon Co. Ltd.	21,310	205,332
AEON REIT Investment Corp.	107	85,794
Aica Kogyo Co. Ltd.	2,500	55,976
Air Water, Inc.	4,700	66,670
Aisin Corp.	4,800	76,116
Alfresa Holdings Corp.	8,500	128,322
Asahi Group Holdings Ltd.	12,000	118,148
Asahi Kasei Corp.	15,600	153,502
Astellas Pharma, Inc.	18,900	267,846
Azbil Corp.	7,600	67,638
Bandai Namco Holdings, Inc.	2,900	66,570
Bridgestone Corp.	4,400	91,437

Parametric
International Equity Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Brother Industries Ltd.	3,900	$ 74,062
Calbee, Inc.	3,000	56,860
Canon, Inc.(1)	4,100	105,479
Central Japan Railway Co.	3,200	76,769
Chubu Electric Power Co., Inc.	16,500	283,781
Chugai Pharmaceutical Co. Ltd.	6,500	346,641
Coca-Cola Bottlers Japan Holdings, Inc.	5,800	125,757
Comforia Residential REIT, Inc.	141	99,176
Cosmo Energy Holdings Co. Ltd.	8,600	219,852
Cosmos Pharmaceutical Corp.	1,600	62,188
Daicel Corp.	11,400	89,386
Daifuku Co. Ltd.	2,500	109,304
Daiichi Life Group, Inc.	13,600	124,517
Daikin Industries Ltd.	800	113,036
Daito Trust Construction Co. Ltd.	6,000	134,958
Daiwa House Industry Co. Ltd.	6,400	195,270
Daiwa House REIT Investment Corp.	108	86,858
Daiwa Office Investment Corp.	35	74,816
Daiwa Securities Group, Inc.	8,000	75,303
Denka Co. Ltd.(1)	2,600	67,713
Denso Corp.	8,400	100,364
Dentsu Group, Inc.(1)	4,200	79,740
DIC Corp.	2,200	50,367
Dowa Holdings Co. Ltd.	900	54,766
East Japan Railway Co.	3,400	74,218
Fast Retailing Co. Ltd.	600	282,447
Food & Life Cos. Ltd.	1,200	69,805
Frontier Real Estate Investment Corp.	100	54,773
FUJIFILM Holdings Corp.	3,900	71,774
Fujitsu Ltd.	7,300	146,521
Fukuoka Financial Group, Inc.	2,500	102,058
GLP J-Reit	113	97,930
Hachijuni Nagano Bank Ltd.	4,700	63,677
Hakuhodo DY Holdings, Inc.(1)	11,300	75,874
Hamamatsu Photonics KK	7,200	92,811
Hankyu Hanshin Holdings, Inc.	2,000	57,978
Hikari Tsushin, Inc.	200	48,567
Hirose Electric Co. Ltd.(1)	340	47,267
Honda Motor Co. Ltd.	14,000	113,602
House Foods Group, Inc.	4,300	82,553
Hulic Reit, Inc.	84	87,642
Ibiden Co. Ltd.(1)	1,000	85,530
Idemitsu Kosan Co. Ltd.	28,800	246,422
Industrial & Infrastructure Fund Investment Corp.	66	61,775
Inpex Corp.	18,900	492,726
Internet Initiative Japan, Inc.	3,900	68,625
Security	Shares	Value
Japan (continued)
Isuzu Motors Ltd.	5,400	$ 74,404
Ito En Ltd.(1)	3,200	58,852
ITOCHU Corp.	15,200	188,375
Japan Exchange Group, Inc.	11,600	138,176
Japan Logistics Fund, Inc.	82	49,945
Japan Metropolitan Fund Investment Corp.	98	72,628
Japan Post Bank Co. Ltd.	7,100	121,838
Japan Post Holdings Co. Ltd.	10,900	126,408
Japan Post Insurance Co. Ltd.	6,600	64,354
Japan Prime Realty Investment Corp.	102	64,571
Japan Real Estate Investment Corp.	83	63,527
Japan Tobacco, Inc.	8,500	316,665
JFE Holdings, Inc.(1)	9,800	107,627
Kadokawa Corp.(1)	3,500	79,753
Kajima Corp.	2,100	82,077
Kaneka Corp.	2,000	62,554
Kansai Paint Co. Ltd.	2,800	42,021
Kao Corp.(1)	4,500	167,687
Kawasaki Kisen Kaisha Ltd.(1)	4,200	68,474
KDDI Corp.	22,700	371,475
KDX Realty Investment Corp.(1)	55	57,448
Keyence Corp.	700	321,066
Kioxia Holdings Corp.(2)	600	145,175
Kirin Holdings Co. Ltd.	6,800	107,230
Kobe Bussan Co. Ltd.	3,800	66,524
Kobe Steel Ltd.	8,100	99,825
Konami Group Corp.	1,200	144,088
Kubota Corp.	6,200	101,212
Kyocera Corp.	5,700	99,043
Kyoto Financial Group, Inc.	3,900	107,800
Kyowa Kirin Co. Ltd.(1)	5,500	82,862
LaSalle Logiport REIT	100	97,749
Lasertec Corp.(1)	300	82,913
LY Corp.	43,800	115,204
Marui Group Co. Ltd.	6,800	130,174
Maruichi Steel Tube Ltd.	9,000	83,579
Mebuki Financial Group, Inc.	14,500	120,384
Medipal Holdings Corp.	7,200	128,645
MEIJI Holdings Co. Ltd.	4,500	106,807
Mitsubishi Chemical Group Corp.	11,500	67,418
Mitsubishi Corp.	6,600	211,376
Mitsubishi Electric Corp.	4,700	188,616
Mitsubishi Estate Logistics REIT Investment Corp.	68	52,823
Mitsubishi Gas Chemical Co., Inc.	2,000	56,309
Mitsubishi HC Capital, Inc.	8,800	79,931
Mitsui & Co. Ltd.	4,800	180,220

Parametric
International Equity Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Mitsui Chemicals, Inc.	6,200	$ 75,634
Mitsui Fudosan Accommodations Fund, Inc.	107	89,386
Mitsui Fudosan Co. Ltd.	24,300	266,134
Mitsui Fudosan Logistics Park, Inc.	86	61,721
Mitsui OSK Lines Ltd.(1)	1,300	49,106
MS&AD Insurance Group Holdings, Inc.	6,000	154,284
Murata Manufacturing Co. Ltd.	6,800	225,517
NEC Corp.	5,900	156,940
Nexon Co. Ltd.	6,700	113,113
NH Foods Ltd.	1,800	74,164
Nichirei Corp.	6,500	78,118
Nintendo Co. Ltd.	9,300	454,946
Nippon Building Fund, Inc.	155	130,164
Nippon Gas Co. Ltd.	8,000	137,333
Nippon Paint Holdings Co. Ltd.(1)	13,500	85,145
Nippon Prologis REIT, Inc.	144	82,467
Nippon Sanso Holdings Corp.	2,200	77,562
Nippon Shinyaku Co. Ltd.	3,900	119,577
Nippon Shokubai Co. Ltd.	3,300	45,431
Nippon Steel Corp.	41,900	154,255
Nippon Yusen KK	1,700	61,096
Nissan Chemical Corp.	2,200	95,127
Nissan Motor Co. Ltd.(2)	25,000	57,200
Nisshin Seifun Group, Inc.	6,000	76,639
Nissin Foods Holdings Co. Ltd.(1)	6,900	123,532
Niterra Co. Ltd.	1,500	81,083
Nitori Holdings Co. Ltd.(1)	4,500	65,055
NOF Corp.	3,700	75,565
Nomura Real Estate Master Fund, Inc.	50	51,526
Nomura Research Institute Ltd.(1)	4,000	107,959
NTT UD REIT Investment Corp.(1)	62	54,443
NTT, Inc.	301,800	293,971
Obayashi Corp.	3,500	82,287
Obic Co. Ltd.	4,500	119,579
Oji Holdings Corp.	10,100	53,100
Omron Corp.	3,100	111,351
Ono Pharmaceutical Co. Ltd.	9,500	140,506
Oriental Land Co. Ltd.(1)	8,900	123,826
ORIX Corp.	4,800	161,551
Orix JREIT, Inc.	98	62,258
Osaka Gas Co. Ltd.	8,600	309,027
Otsuka Corp.	4,000	74,200
Otsuka Holdings Co. Ltd.	4,400	320,682
Pan Pacific International Holdings Corp.	16,800	95,022
Recruit Holdings Co. Ltd.	2,900	134,342
Ricoh Co. Ltd.	12,100	102,041
Security	Shares	Value
Japan (continued)
Rinnai Corp.	2,300	$ 52,272
Ryohin Keikaku Co. Ltd.	3,800	88,019
Santen Pharmaceutical Co. Ltd.	12,500	128,818
Sapporo Holdings Ltd.(1)	6,000	67,310
Secom Co. Ltd.	2,000	72,819
Seiko Epson Corp.	6,500	87,430
Sekisui Chemical Co. Ltd.	4,400	67,425
Sekisui House Ltd.	4,500	97,983
Sekisui House Reit, Inc.(1)	160	87,045
Shimadzu Corp.	3,000	69,736
Shimano, Inc.	600	62,949
Shimizu Corp.	4,000	77,280
Shionogi & Co. Ltd.	11,000	222,232
Shizuoka Financial Group, Inc.	4,100	71,978
SKY Perfect JSAT Corp.	5,200	113,530
SMC Corp.	200	98,348
SoftBank Corp.	221,500	311,754
Sompo Holdings, Inc.	3,500	130,254
Sony Financial Group, Inc.	73,100	65,583
Square Enix Holdings Co. Ltd.	5,500	86,756
Subaru Corp.	4,900	72,987
Sugi Holdings Co. Ltd.	3,900	78,059
Sumitomo Chemical Co. Ltd.	24,900	81,251
Sumitomo Corp.	2,200	81,801
Sumitomo Mitsui Trust Group, Inc.	3,600	120,360
Sundrug Co. Ltd.	3,000	72,176
Suntory Beverage & Food Ltd.(1)	3,200	92,219
T&D Holdings, Inc.	4,500	109,026
Taiheiyo Cement Corp.	4,100	93,086
Taisei Corp.	700	75,909
Taiyo Holdings Co. Ltd.	1,400	43,129
Takeda Pharmaceutical Co. Ltd.	12,500	417,910
TDK Corp.	6,300	115,192
TIS, Inc.	2,900	63,206
Toho Co. Ltd.(1)	17,300	159,482
Toho Gas Co. Ltd.	22,400	168,194
Toho Holdings Co. Ltd.	3,000	85,605
Tokio Marine Holdings, Inc.	5,700	261,042
Tokyo Gas Co. Ltd.	7,300	310,030
Tokyu Corp.	5,500	58,490
TOPPAN Holdings, Inc.(1)	1,500	44,585
Toray Industries, Inc.	13,300	95,491
Tosoh Corp.	4,800	73,967
Toyo Seikan Group Holdings Ltd.	2,000	41,481
Toyota Motor Corp.	32,700	627,690
Toyota Tsusho Corp.	1,500	58,884

Parametric
International Equity Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Trend Micro, Inc.	1,900	$ 66,135
Tsumura & Co.	4,300	100,293
Tsuruha Holdings, Inc.(1)	5,060	66,589
UACJ Corp.	3,100	54,696
UBE Corp.(1)	4,500	68,209
Unicharm Corp.(1)	20,000	116,836
USS Co. Ltd.	5,400	58,322
West Japan Railway Co.(1)	4,600	83,267
Yakult Honsha Co. Ltd.(1)	4,500	78,363
Yamaguchi Financial Group, Inc.	5,100	87,633
Yamato Kogyo Co. Ltd.	1,000	76,332
Yamazaki Baking Co. Ltd.	4,000	83,668
Yokohama Financial Group, Inc.	16,200	153,780
Zensho Holdings Co. Ltd.	1,100	60,626
Zeon Corp.	6,600	76,929
		$ 24,812,278
Luxembourg — 0.0%†
Eurofins Scientific SE(1)	1,275	$ 88,628
		$ 88,628
Mexico — 0.1%
Fresnillo PLC	2,282	$ 100,766
		$ 100,766
Netherlands — 4.4%
Akzo Nobel NV(1)	4,694	$ 275,522
Argenx SE(2)	36	28,232
ASML Holding NV	952	1,376,160
ASR Nederland NV	1,173	89,100
Basic-Fit NV(2)(4)	915	30,739
Corbion NV	2,054	45,902
DSM-Firmenich AG	6,766	505,344
Euronext NV(1)(4)	1,200	200,870
IMCD NV(1)(2)	2,295	269,857
ING Groep NV(1)	18,761	542,969
Koninklijke Ahold Delhaize NV	21,800	1,022,602
Koninklijke KPN NV	92,494	494,616
Koninklijke Philips NV	22,712	599,092
NN Group NV	2,568	224,787
NSI NV(1)	4,268	85,113
OCI NV(1)(2)	8,600	36,411
Pharvaris NV(2)	4,900	151,949
Prosus NV	20,209	978,378
Randstad NV(1)	2,400	71,115
SBM Offshore NV	7,217	308,753
Security	Shares	Value
Netherlands (continued)
Signify NV(1)(4)	2,600	$ 59,134
TKH Group NV(1)	5,085	260,603
Universal Music Group NV(1)	22,709	476,153
Wereldhave NV	2,950	76,287
Wolters Kluwer NV	5,288	412,704
		$ 8,622,392
New Zealand — 1.1%
a2 Milk Co. Ltd.	46,668	$ 238,826
Auckland International Airport Ltd.	52,687	257,189
Channel Infrastructure NZ Ltd.(1)	52,747	94,660
Contact Energy Ltd.	21,482	120,738
Fisher & Paykel Healthcare Corp. Ltd.	6,872	148,094
Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	122,029	136,456
Infratil Ltd.(1)	37,562	276,701
Meridian Energy Ltd.	37,400	125,561
Ryman Healthcare Ltd.(2)	29,700	37,354
Scales Corp. Ltd.	8,100	29,007
Spark New Zealand Ltd.(1)	184,806	226,956
Summerset Group Holdings Ltd.	7,000	33,756
Tower Ltd.	28,900	34,596
Vital Healthcare Property Trust	46,100	51,754
Xero Ltd.(2)	4,215	247,539
		$ 2,059,187
Norway — 2.1%
Atea ASA	6,772	$ 114,248
Bluenord ASA	881	56,072
DHT Holdings, Inc.	3,000	55,440
DNB Bank ASA	8,921	270,158
DNO ASA	25,540	55,180
Elmera Group ASA(4)	11,088	41,466
Entra ASA(4)	5,999	68,037
Equinor ASA	5,311	216,143
Europris ASA(4)	20,591	210,055
Frontline PLC	2,678	97,362
Gjensidige Forsikring ASA	2,348	65,958
Kitron ASA	16,152	174,342
Kongsberg Gruppen ASA	10,680	357,161
Kongsberg Maritime AS(2)	10,680	69,996
LINK Mobility Group Holding ASA(2)	27,651	73,932
Mowi ASA	11,183	248,120
Norbit ASA	4,904	120,845
Norconsult Norge AS	27,400	116,716
Norsk Hydro ASA	29,448	326,031

Parametric
International Equity Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Norway (continued)
Orkla ASA	22,313	$ 275,209
Pexip Holding ASA	8,717	63,966
PhotoCure ASA(2)	6,070	43,207
Scatec ASA(2)(4)	6,518	84,832
SpareBank 1 SMN	3,200	71,431
Storebrand ASA	5,248	101,449
Telenor ASA	28,904	476,440
Var Energi ASA	20,573	104,540
Yara International ASA	3,765	219,187
		$ 4,177,523
Peru — 0.1%
Hochschild Mining PLC	11,878	$ 101,409
		$ 101,409
Portugal — 1.1%
Banco Comercial Portugues SA, Class R	329,805	$ 352,522
CTT-Correios de Portugal SA	24,014	180,993
EDP SA	61,706	336,562
Galp Energia SGPS SA	16,665	389,793
Jeronimo Martins SGPS SA	14,211	341,242
Navigator Co. SA(1)	44,425	174,685
NOS SGPS SA(2)	27,354	180,631
REN - Redes Energeticas Nacionais SGPS SA	11,300	50,041
Semapa-Sociedade de Investimento e Gestao	4,100	111,758
		$ 2,118,227
Singapore — 4.1%
Aztech Global Ltd.(3)	109,400	$ 88,746
BW LPG Ltd.(4)	9,191	184,437
CapitaLand Ascendas REIT	106,100	208,536
CapitaLand Integrated Commercial Trust	116,000	216,052
ComfortDelGro Corp. Ltd.	81,100	94,422
Frasers Centrepoint Trust	68,700	126,602
Frasers Logistics & Commercial Trust(3)	148,000	111,849
Genting Singapore Ltd.(1)	817,500	438,686
Golden Agri-Resources Ltd.	569,200	141,855
Hutchison Port Holdings Trust	471,800	99,261
Jardine Cycle & Carriage Ltd.	4,300	110,437
Jinhai Medical Technology Ltd.(2)	85,000	48,832
Kenon Holdings Ltd.	700	64,770
Keppel DC REIT	52,364	96,912
Keppel Infrastructure Trust	354,100	150,277
Mapletree Industrial Trust(1)	74,010	114,854
Oversea-Chinese Banking Corp. Ltd.	37,700	650,423
Parkway Life Real Estate Investment Trust	33,300	105,365
Security	Shares	Value
Singapore (continued)
Raffles Medical Group Ltd.	87,000	$ 68,009
SATS Ltd.	37,800	98,382
Sea Ltd. ADR(2)	7,673	651,284
Sembcorp Industries Ltd.	67,700	355,285
Sheng Siong Group Ltd.	63,200	150,652
SIA Engineering Co. Ltd.	28,600	70,618
Singapore Airlines Ltd.	33,900	167,897
Singapore Exchange Ltd.	17,200	294,098
Singapore Post Ltd.(1)	184,600	50,127
Singapore Technologies Engineering Ltd.	30,800	261,014
Singapore Telecommunications Ltd.	299,100	1,083,280
United Overseas Bank Ltd.	17,900	509,775
UOL Group Ltd.	18,400	153,929
Venture Corp. Ltd.	34,700	442,908
Wilmar International Ltd.	220,300	628,378
		$ 8,037,952
South Africa — 0.0%†
Karooooo Ltd.	1,300	$ 63,642
		$ 63,642
Spain — 4.2%
Aena SME SA(4)	11,310	$ 308,906
Almirall SA	4,348	64,363
Amadeus IT Group SA	5,436	313,670
Banco Bilbao Vizcaya Argentaria SA	24,543	541,968
Banco de Sabadell SA	50,206	194,649
Bankinter SA	7,508	124,941
CaixaBank SA	21,931	279,145
Cellnex Telecom SA(2)(4)	7,167	241,260
CIE Automotive SA	1,500	51,134
Ebro Foods SA	3,700	78,950
Elecnor SA	1,952	86,758
Enagas SA	3,095	61,967
Ence Energia y Celulosa SA(1)(2)	32,310	92,979
Faes Farma SA	17,635	100,571
Ferrovial SE(1)	7,500	515,036
Grifols SA ADR	15,600	128,544
Iberdrola SA	37,460	878,220
Indra Sistemas SA(1)	3,100	178,295
Industria de Diseno Textil SA(1)	11,379	681,040
Laboratorios Farmaceuticos Rovi SA(1)	1,351	126,282
Logista Integral SA	3,221	125,839
Mapfre SA	18,517	90,647
Merlin Properties Socimi SA(1)	19,351	338,395
Naturgy Energy Group SA	3,100	97,540

Parametric
International Equity Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Spain (continued)
Redeia Corp. SA	4,678	$ 81,898
Repsol SA	43,866	1,178,291
Telefonica SA(1)	191,102	862,351
Unicaja Banco SA(4)	30,724	99,740
Vidrala SA	1,962	176,993
Viscofan SA(1)	2,485	175,145
		$ 8,275,517
Sweden — 4.0%
AcadeMedia AB(4)	5,655	$ 60,515
Addnode Group AB(1)	10,600	55,096
Alfa Laval AB	1,495	89,968
Alleima AB(1)	9,004	80,671
Ambea AB(4)	5,092	77,283
Arjo AB, Class B(1)	27,848	73,509
Asker Healthcare Group AB(1)(2)	13,064	107,496
Assa Abloy AB, Class B(1)	2,598	99,991
Attendo AB(4)	3,962	45,838
Avanza Bank Holding AB(1)	1,775	64,163
Betsson AB, Class B	5,159	52,557
Billerud Aktiebolag	9,447	64,940
BioGaia AB, Class B	6,324	81,628
Boliden AB(1)	5,638	296,364
BoneSupport Holding AB(1)(2)(4)	4,452	107,482
Castellum AB(1)	14,690	188,031
Cibus Real Estate AB publ(1)	5,400	86,083
Clas Ohlson AB, Class B	1,689	73,091
Dynavox Group AB(1)(2)	12,538	111,433
Essity AB, Class B	31,941	847,894
Evolution AB(4)	3,576	252,021
Fabege AB(1)	12,133	101,939
Fastighets AB Balder, Class B(1)(2)	18,359	109,827
Granges AB	3,004	56,696
H & M Hennes & Mauritz AB, Class B(1)	11,576	207,763
Hanza AB	4,722	70,097
Hexpol AB(2)	9,209	75,181
HMS Networks AB	1,863	108,579
Holmen AB, Class B(1)	2,885	99,532
Hufvudstaden AB, Class A	6,868	91,467
Investor AB, Class B(1)	10,238	415,515
Lifco AB, Class B(1)	1,854	58,337
Logistea AB, Class B	35,656	54,104
Loomis AB(1)	1,300	60,541
Medicover AB, Class B	4,354	97,398
Saab AB, Class B	1,353	82,131
Sagax AB, Class D(1)	17,175	64,443
Security	Shares	Value
Sweden (continued)
Scandic Hotels Group AB(1)(4)	11,200	$ 109,227
Securitas AB, Class B(1)	4,089	68,625
Skanska AB, Class B	2,760	74,540
SkiStar AB	5,226	90,602
Spotify Technology SA(2)	1,369	611,327
Svenska Cellulosa AB SCA, Class B	12,628	144,699
Svenska Handelsbanken AB, Class A	11,980	170,235
Sweco AB, Class B(1)	6,005	82,573
Swedbank AB, Class A	6,016	212,661
Swedish Logistic Property AB, Class B(2)	18,110	74,549
Swedish Orphan Biovitrum AB(2)	5,615	263,417
Synsam AB	5,359	33,022
Tele2 AB, Class B	4,958	101,660
Telefonaktiebolaget LM Ericsson, Class B	37,151	443,174
Telia Co. AB	21,669	113,296
Trelleborg AB, Class B(1)	1,944	79,819
Vimian Group AB(1)(2)	21,300	69,915
Vitec Software Group AB, Class B(1)	2,300	63,765
Volvo AB, Class A	2,100	73,230
Volvo AB, Class B	3,566	124,299
Wihlborgs Fastigheter AB	10,908	96,436
		$ 7,770,675
Switzerland — 8.0%
ABB Ltd.	4,633	$ 468,580
Accelleron Industries AG	1,082	115,925
Adecco Group AG	2,467	56,852
ALSO Holding AG(1)	555	114,455
Banque Cantonale Vaudoise(1)	985	155,211
BKW AG	615	122,935
Bossard Holding AG, Class A	361	73,786
Bucher Industries AG	260	103,245
Cembra Money Bank AG(1)	1,083	132,383
Cie Financiere Richemont SA, Class A	9,074	1,741,457
Daetwyler Holding AG	546	109,664
DKSH Holding AG	1,085	82,828
dormakaba Holding AG	1,310	87,227
EMS-Chemie Holding AG(1)	335	285,562
Flughafen Zurich AG	210	59,631
Galenica AG(4)	1,036	110,375
Geberit AG	341	230,434
Georg Fischer AG(1)	1,994	109,074
Givaudan SA	158	563,437
Helvetia Baloise Holding AG(2)	1,019	279,393
Huber & Suhner AG	315	91,485
Kuehne & Nagel International AG(1)	533	125,184

Parametric
International Equity Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Landis & Gyr Group AG	2,498	$ 167,797
Logitech International SA	5,420	535,022
Nestle SA	22,068	2,234,156
Novartis AG	5,820	860,136
On Holding AG, Class A(1)(2)	3,700	131,757
PSP Swiss Property AG	1,971	393,946
Roche Holding AG	2,253	918,097
Roche Holding AG PC	441	184,453
Schindler Holding AG	175	58,597
Schindler Holding AG PC	551	192,640
SFS Group AG	414	63,075
SGS SA	1,521	164,800
SIG Group AG(1)(2)	17,303	280,383
Sika AG	3,637	670,904
Softwareone Holding AG	12,370	109,464
St. Galler Kantonalbank AG	92	75,698
Stadler Rail AG(1)	3,258	95,179
Swatch Group AG	2,914	135,430
Swatch Group AG, Bearer Shares	647	150,187
Swiss Life Holding AG	224	262,999
Swiss Prime Site AG	3,483	603,589
Swiss Re AG	2,500	402,722
Swisscom AG	908	768,012
Valiant Holding AG	850	197,468
Vontobel Holding AG	1,045	88,644
Zurich Insurance Group AG	816	568,932
		$ 15,533,210
United Kingdom — 8.4%
Admiral Group PLC	2,197	$ 100,944
Alfa Financial Software Holdings PLC(4)	29,757	60,042
AstraZeneca PLC	4,766	904,216
Autotrader Group PLC(4)	49,146	330,601
Aviva PLC	13,340	113,140
B&M European Value Retail PLC(1)	25,444	58,140
Babcock International Group PLC	2,750	41,429
BAE Systems PLC	10,411	289,567
Balfour Beatty PLC	8,604	95,606
Barratt Redrow PLC	17,653	60,122
Berkeley Group Holdings PLC(2)	2,382	103,711
Big Yellow Group PLC	5,182	63,655
Breedon Group PLC	33,909	141,545
British American Tobacco PLC	10,790	635,475
British Land Co. PLC	27,209	143,975
BT Group PLC	134,800	396,290
Bunzl PLC	3,200	105,491
Security	Shares	Value
United Kingdom (continued)
Bytes Technology Group PLC(1)	29,319	$ 121,280
Compass Group PLC	14,575	411,846
Croda International PLC	3,185	123,535
Custodian Property Income REIT PLC	73,270	83,437
Derwent London PLC(1)	3,277	76,671
Diploma PLC	725	68,614
Dunelm Group PLC	8,484	86,749
easyJet PLC(1)	7,827	37,463
Elementis PLC	60,494	121,760
Endeavour Mining PLC	2,512	151,616
Experian PLC	3,511	128,464
Games Workshop Group PLC	399	105,825
Grainger PLC	24,778	54,116
Greggs PLC(1)	4,300	88,962
GSK PLC	12,091	316,995
Haleon PLC	36,412	168,146
Halma PLC	8,059	484,972
Hiscox Ltd.	3,079	64,789
Howden Joinery Group PLC	4,288	45,240
HSBC Holdings PLC	33,096	608,960
IG Group Holdings PLC	4,300	87,871
IMI PLC	1,367	52,066
Imperial Brands PLC	8,633	327,990
Intertek Group PLC	1,573	101,330
Johnson Matthey PLC	5,461	154,242
Land Securities Group PLC	18,420	148,213
Lloyds Banking Group PLC	170,861	232,252
London Stock Exchange Group PLC	1,613	209,297
LondonMetric Property PLC	65,261	167,987
Manchester United PLC, Class A(1)(2)	7,118	134,388
Mitchells & Butlers PLC(2)	12,552	42,668
Mitie Group PLC	20,269	48,062
Moonpig Group PLC	17,373	50,396
Morgan Sindall Group PLC	671	42,907
National Grid PLC	53,780	962,693
NatWest Group PLC	23,499	187,425
NCC Group PLC(1)	70,836	115,146
Next PLC	1,086	191,666
Pearson PLC	10,475	154,579
Pets at Home Group PLC	16,559	40,697
Picton Property Income Ltd.	79,298	83,447
Pinewood Technologies Group PLC(1)(2)	18,012	61,134
Primary Health Properties PLC	84,297	107,247
QinetiQ Group PLC	7,188	43,559
RELX PLC	6,324	230,613
Rentokil Initial PLC	11,427	77,038

Parametric
International Equity Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Rio Tinto PLC	6,648	$ 669,696
Rotork PLC	9,619	40,433
Sage Group PLC	25,993	310,009
Severn Trent PLC	7,151	317,889
Shell PLC	35,067	1,594,383
Sirius Real Estate Ltd.(1)	30,170	41,054
Smith & Nephew PLC	3,710	57,408
Smiths Group PLC	2,278	78,649
Softcat PLC	7,107	133,442
Supermarket Income REIT PLC(1)	77,547	88,529
Target Healthcare REIT PLC	67,592	96,569
Taylor Wimpey PLC(1)	48,881	51,706
Trainline PLC(2)(4)	18,129	58,112
Unilever PLC	10,563	615,983
UNITE Group PLC(1)	17,210	108,453
United Utilities Group PLC	17,339	343,870
Vodafone Group PLC	446,535	710,502
		$ 16,364,989
Total Common Stocks (identified cost $136,256,209)		$191,469,519

Rights — 0.0%†
Security	Shares	Value
Australia — 0.0%†
NEXTDC Ltd., Exp. 5/11/26(2)	5,697	$ 7,045
Total Rights (identified cost $0)		$ 7,045

Warrants — 0.0%
Security	Shares	Value
Italy — 0.0%
Webuild SpA, Exp. 8/2/30(1)(2)(5)	14,207	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 4.1%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(6)	273,374	$ 273,374
Total Affiliated Fund (identified cost $273,374)		$ 273,374

Securities Lending Collateral — 3.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%(7)	7,626,596	$ 7,626,596
Total Securities Lending Collateral (identified cost $7,626,596)		$ 7,626,596
Total Short-Term Investments (identified cost $7,899,970)		$ 7,899,970

Total Investments — 102.3% (identified cost $144,156,179)	$199,376,534
Other Assets, Less Liabilities — (2.3)%	$ (4,441,448)
Net Assets — 100.0%	$194,935,086
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at April 30, 2026. The aggregate market value of securities on loan at April 30, 2026 was $23,641,313 and the total market value of the collateral received by the Fund was $24,539,478, comprised of cash of $7,626,596 and U.S. government and/or agencies securities of $16,912,882.
(2)	Non-income producing security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $836,301 or 0.4% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $5,599,636 or 2.9% of the Fund's net assets.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2026.

Parametric
International Equity Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(7)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.0%	$23,457,375
Industrials	11.2	21,760,872
Consumer Discretionary	10.0	19,401,185
Consumer Staples	9.4	18,274,833
Health Care	8.9	17,382,211
Materials	8.9	17,253,584
Information Technology	8.8	17,222,490
Communication Services	8.6	16,834,832
Utilities	7.3	14,268,023
Real Estate	7.0	13,648,707
Energy	6.1	11,972,452
Short-Term Investments	4.1	7,899,970
Total Investments	102.3%	$199,376,534
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at April 30, 2026.
Affiliated Investments
At April 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $273,374, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$359,407	$23,811,083	$(23,897,116)	$ —	$ —	$273,374	$6,529	273,374
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
International Equity Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 63,642	$ —	$ —	$ 63,642
Asia	696,408	40,601,643	0	41,298,051
Australasia/Pacific	—	18,704,519	—	18,704,519
Developed Europe	2,331,750	124,830,918	0	127,162,668
Developed Middle East	631,696	3,608,943	—	4,240,639
Total Common Stocks	$ 3,723,496	$187,746,023**	$0	$191,469,519
Rights	$ —	$ 7,045	$ —	$ 7,045
Warrants	—	—	0	0
Short-Term Investments:
Affiliated Fund	273,374	—	—	273,374
Securities Lending Collateral	7,626,596	—	—	7,626,596
Total Investments	$11,623,466	$187,753,068	$0	$199,376,534
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.